Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating losses	$ 6,758,513
Net operating loss expire, description	Federal and state net operating losses were available to the Company to offset future taxable income, which will expire commencing in 2030.
Valuation reserve, percentage	100.00%
Valuation allowance	$ 6,526,656	$ 6,407,215
Change in valuation allowance	$ 119,441	$ 8,228,044
Federal corporate tax rate, description	The Act reduces the U.S., federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign sourced earnings.